Derivative Instruments - Effect of Cash Flow Hedges on the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Effect of Cash Flow Hedges on the Consolidated Balance Sheet
Derivative liability	$ (4,800)
Designated as Hedging Instrument | Commodity Derivatives | Derivative liability
Effect of Cash Flow Hedges on the Consolidated Balance Sheet
Derivative liability	(3,947)
Designated as Hedging Instrument | Commodity Derivatives | Other long-term liabilities
Effect of Cash Flow Hedges on the Consolidated Balance Sheet
Derivative liability	$ (803)
Designated as Hedging Instrument | Commodity Derivatives | Derivative asset
Effect of Cash Flow Hedges on the Consolidated Balance Sheet
Derivative asset		$ 1,508